Investment Strategy - T. Rowe Price Mid-Cap Value Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-cap companies with value characteristics. The fund considers a company to have value characteristics if the company’s securities are represented in an appropriate third-party value-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a mid-cap company as a company whose market capitalization range of companies in the Russell Midcap® Index, MSCI USA Mid Cap Index, or MSCI World Mid Cap Index (after systematically removing any companies that cannot reasonably be considered a mid-cap company from the high and low ends of the range of each index). The market capitalizations of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap equity market. As of December 31, 2025, the market capitalization range represented across these indexes (after removing any outlier companies) was $1.8 billion to $98 billion.

In taking a value approach to investment selection, the adviser seeks to identify companies whose stock prices do not appear to reflect their underlying values. In selecting investments, the adviser generally favors companies with one or more of the following:

●	demonstrated or potentially attractive margins, profits, and/or cash flow;

●	sound balance sheet;

●	experienced and capable management;

●	management/employee stock ownership; and/or

●	low stock price relative to earnings, cash flow, sales, net assets, book value, or private market value.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-cap companies with value characteristics.